Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 3, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and

Brighthouse Separate Account A

File Nos. 333-200261/811-03365

(Series C (offered between September 4, 2001 and October 7, 2011))

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Separate Account A (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Supplement to the Prospectus, the Prospectus and Statement of Additional Information (“SAI”), each dated April 29, 2024 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Supplement to the Prospectus, the Prospectus and SAI contained in Post-Effective Amendment No. 11 for the Account filed electronically with the Commission on April 12, 2024.

If you have any questions, please contact me at (980) 949-4636.

Sincerely,

/s/ Samantha Rawleigh
Samantha Rawleigh
Corporate Counsel
Brighthouse Life Insurance Company